Risk Management (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Total ECL Allowance	$ 2,042	$ 723
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total ECL Allowance	896,196	882,520
Collective [Member] | Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	32,671,515	30,213,415
Modified loans	$ 1,123,845	$ 1,397,607
Percentage	3.44%	4.63%
Total ECL Allowance	$ 896,095	$ 882,414
Modified loans	$ 276,978	$ 367,901
Percentage	31.13%	41.69%
Collective [Member] | Credit Risk [Member] | Stage 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 29,014,636	$ 26,913,508
Modified loans
Percentage
Total ECL Allowance	$ 133,269	$ 153,640
Modified loans
Percentage
Collective [Member] | Credit Risk [Member] | Stage 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1,995,733	$ 1,796,790
Modified loans	$ 512,529	$ 582,513
Percentage	25.68%	32.42%
Total ECL Allowance	$ 121,261	$ 124,114
Modified loans	$ 36,329	$ 44,099
Percentage	29.96%	35.25%
Collective [Member] | Credit Risk [Member] | Stage 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1,634,146	$ 1,503,116
Modified loans	$ 611,316	$ 815,094
Percentage	37.41%	54.23%
Total ECL Allowance	$ 641,565	$ 603,660
Modified loans	$ 242,649	$ 323,802
Percentage	37.82%	53.64%